Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets	¥ 197,611,195	¥ 204,255,642	¥ 200,456,300
Noncontrolling interests	774,974	635,279
Total liabilities	188,109,702	194,751,942
Long-term debt	11,529,400	12,955,230
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	681,000	950,000
Consolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets	16,000
Noncontrolling interests	16,000
Deconsolidated certain investment funds | Restatement Adjustment
Variable Interest Entity [Line Items]
Total assets	54,000
Noncontrolling interests	27,000
Total liabilities	27,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	207,000	208,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 143,000	¥ 89,000